Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

3. Leases

The Group leases office under non-cancelable operating lease agreements, which expire at various dates from 2021 to 2028. As of December 31, 2020 and 2021, the Group’s operating leases had a weighted average remaining lease term of 6.6 and 5.8 years and a weighted average discount rate of 5.54% and 5.61%, respectively. Future lease payments under operating leases as of December 31, 2021 were as follows:

As of December 31,
2021
$
2022	5,669,304
2023	5,023,855
2024	4,388,881
2025	4,360,963
2026	4,287,103
Then thereafter	5,610,325

Total future lease payments	29,340,431
Impact of discounting remaining lease payments	(4,320,896)

Total lease liabilities	25,019,535
Lease liabilities, current	5,581,648
Lease liabilities, non-current	19,437,887

Operating lease expenses for the years ended December 31, 2019, 2020 and 2021 were $9,439,187, $6,016,402 and $6,331,194, respectively, which did not include short-term lease cost. Short-term lease costs for the years ended December 31, 2019, 2020 and 2021 were $2,950,929, $2,306,983 and $2,302,019, respectively.

Cash paid for amounts included in the measurement of operating lease liabilities was $7,212,182, $5,794,716 and $6,287,094 for the years ended December 31, 2019, 2020 and 2021, respectively. Non-cash transaction amounts of lease liabilities arising from obtaining right-of-use assets were $4,052,129, $1,967,269 and $2,064,279 for the years ended December 31, 2019, 2020 and 2021, respectively.